MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST           TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS MARCH 31, 2001               NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six-month period ended March 31, 2001, the U.S. economy began to show signs of a slowdown as retail sales, construction spending and employment registered weaker numbers than expected. In December, the fixed-income markets were driven upward by a Federal Reserve Board statement that it was ready to switch to a bias toward easing rates if the economy continued to show weakness. After the Fed followed through on this pledge, lowering the federal funds rate 100 basis points in January 2001, the resulting liquidity in the market led to strong January performance for traditional fixed-income securities. The fixed-income markets gave up some of their gains at the end of February, out of disappointment that the Federal Reserve did not lower rates even further then, but this appeared to be only a pause in a healthy market environment. In March and April, the Fed cut rates an additional 100 basis points, to 4.5 percent.

LOAN SYNDICATION OVERVIEW

The syndicated loan market was characterized by higher volatility during the six month period under review. The steady growth of corporate defaults affected the senior loan market negatively, as the asset class was faced with a significant increase in nonperforming loans. According to Moody's Investors Service, the trailing 12-month corporate default rate was approximately 7.10 percent on March 31, 2001, versus 5.13 percent six months earlier. In addition, traditional buyers of senior loans, namely banks, merged and consolidated, while a new group of lenders emerged. These new lenders included retail and institutional mutual funds, closed-end funds such as Morgan Stanley Dean Witter Prime Income Trust, securities firms, insurance companies and hedge funds. As these more sophisticated players began to invest in and trade senior loans, the asset class felt the incremental volatility associated with the changes in the marketplace.

Growth in the senior loan asset class was measurably slower over the six-month period ended March 31, 2001. The sluggish economic climate

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 2001, CONTINUED

coupled with higher default rates resulted in lower new-issue volume. Federal Reserve rate cuts contributed to some refinancing activity, but overall uncertainty within the capital markets limited merger and acquisition activity.

PERFORMANCE

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter Prime Income Trust returned -0.41 percent. The Trust's net asset value declined from $9.72 to $9.30 per share during this period. This decline reflects an increased default rate for senior loans as well as the increase in volatility associated with a growing senior loan marketplace. As of March 31, 2001, the Trust's annual distribution rate was 7.46 percent.

PORTFOLIO STRATEGY

The Trust seeks to provide a high level of current income consistent with the preservation of capital by investing its assets primarily in senior loans, which generally pay interest at rates that float or are reset at a margin above a generally recognized base-lending rate. These base-lending rates are the prime rate, the London Interbank Offered Rate (LIBOR) or other base-lending rates used by commercial lenders.

In this period, the Trust continued to place a premium on strict credit analysis when evaluating investments for the portfolio. The portfolio is widely diversified, allowing the Trust to avoid concentrations in any one industry or issuer. On March 31, 2001, the Trust had exposure to approximately 214 issuers across more than 85 industry segments. The Trust continues to seek investments in industries and issuers with strong asset coverage, justified market positions and sufficient liquidity as well as strong overall capital structures.

LOOKING AHEAD

Our short-term outlook for the senior loan asset class remains mixed, in that an increasing corporate default rate could put additional pressure on the sector. Over the long term, however, we believe that the Federal Reserve's incremental rate easing and a stabilization of capital markets will benefit the asset class by providing liquidity that will fund business plans and act as a catalyst for transactions that will reduce balance sheet leverage.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 2001, CONTINUED

Going forward, we will continue to monitor credit conditions carefully in the senior loan sector in general and the credit quality of our portfolio in particular. In addition, we will continue to scrutinize the financial position of the Trust's borrowers and uphold our strict screening process for credit approval, both for the positions owned and for potential investments.

Beginning April 26, 2001, the Trust began pricing its entire portfolio of senior loans utilizing quotations provided by Loan Pricing Corporation (LPC), to the extent quotations are available. Senior loans for which market quotations are unavailable will be priced based on LPC's pricing methodology or where necessary the Trust's pricing committee. The Trust's Investment Advisor continues to believe that LPC offers the best third-party, market-based pricing data currently available.

We appreciate your ongoing support of Morgan Stanley Dean Witter Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
            SENIOR COLLATERALIZED TERM LOANS (a) (90.6%)
            AEROSPACE & DEFENSE (1.2%)
 $ 14,585   Avborne, Inc..........................................................   8.62-9.31%  06/30/05  $   13,594,784
    6,877   Decrane Aircraft Holdings, Inc........................................  8.78-10.25   09/30/05       6,522,931
   12,973   The Fairchild Corporation.............................................   8.19-8.50   04/30/06      12,362,191
                                                                                                           --------------
                                                                                                               32,479,906
                                                                                                           --------------
            AIR FREIGHT/COURIERS (1.0%)
    8,395   Erickson Air-Crane Co., L.L.C.........................................  8.41-10.50   12/31/04       7,710,267
    1,572   Evergreen International Aviation, Inc.................................     8.31      05/31/02       1,544,212
    5,578   Evergreen International Aviation, Inc.................................     8.31      05/07/03       5,480,321
    6,297   Evergreen International Aviation, Inc.................................     9.65      05/02/04       6,186,291
    7,013   First Security Bank, National Association as Owner Trustee............     8.95      05/07/03       6,890,147
                                                                                                           --------------
                                                                                                               27,811,238
                                                                                                           --------------
            APPAREL/FOOTWEAR (1.9%)
   14,236   American Marketing Industries, Inc....................................     8.88      11/29/02      13,759,960
    3,840   American Marketing Industries, Inc....................................     8.88      11/30/03       3,632,602
    2,667   American Marketing Industries, Inc....................................     8.88      11/30/04       2,490,232
    4,123   American Marketing Industries, Inc....................................     8.88      11/30/05       3,848,642
    6,164   Arena Brands, Inc.....................................................   8.73-9.33   06/01/02       6,118,381
      982   Arena Brands, Inc. (Revolver).........................................  8.23-10.25   06/01/02         971,021
    5,996   Levi Strauss & Co.....................................................     8.31      08/29/03       6,034,952
   10,062   St. John Knits International, Inc.....................................     9.75      07/31/07       9,989,839
    5,796   The William Carter Co.................................................   7.13-7.61   10/30/03       5,788,755
                                                                                                           --------------
                                                                                                               52,634,384
                                                                                                           --------------
            AUTO PARTS - O.E.M. (2.7%)
    6,192   Accuride Corp.........................................................     7.06      01/21/06       5,592,119
    2,683   Accuride Corp.........................................................     7.81      01/21/07       2,414,700
    9,900   Amcan Consolidated Technologies Corp..................................     8.94      03/28/07       9,822,582
    6,249   J.L. French Automotive Castings, Inc..................................     8.63      10/21/06       5,927,531
   20,000   Metaldyne Co., LLC....................................................     8.88      11/28/08      19,980,000
    6,948   Polypore Inc..........................................................     8.38      12/31/06       6,881,985
    2,624   Special Devices, Inc..................................................     10.50     12/15/05       2,203,028
    7,819   Stoneridge, Inc.......................................................     8.65      12/31/05       7,821,992
    2,255   Tenneco, Inc..........................................................     9.18      11/04/07       2,107,481

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
 $  2,255   Tenneco, Inc..........................................................     9.43%     05/04/08  $    2,113,253
    9,182   Transportation Technologies Industries, Inc...........................   8.91-9.06   03/31/07       8,702,373
                                                                                                           --------------
                                                                                                               73,567,044
                                                                                                           --------------
            AUTOMOTIVE AFTERMARKET (0.1%)
    2,233   Safelite Glass Corp...................................................  9.71-10.38   09/30/07       2,120,071
                                                                                                           --------------
            BEVERAGES - NON-ALCOHOLIC (0.3%)
    9,358   The American Bottling Co..............................................     8.06      10/07/07       9,361,430
                                                                                                           --------------
            BROADCAST/MEDIA (3.0%)
   20,000   Benedek Broadcasting Corp.............................................   8.25-8.85   11/20/07      19,662,400
    2,850   Cumulus Media, Inc....................................................     8.47      09/30/07       2,823,267
    1,900   Cumulus Media, Inc....................................................     8.59      02/28/08       1,882,178
   25,000   Emmis Communications Corp.............................................     8.31      08/31/09      25,033,500
    4,988   Gray Communications Systems, Inc......................................     8.50      12/31/05       5,010,891
    3,225   Nassau Broadcasting Partners I, LLC...................................     10.50     12/04/07       3,210,188
   16,000   Sinclair Broadcast Group, Inc.........................................     6.08      09/15/05      15,353,280
   10,000   Susquehanna Media Co..................................................   7.56-7.75   06/30/08      10,028,100
                                                                                                           --------------
                                                                                                               83,003,804
                                                                                                           --------------
            CABLE/SATELLITE TV (3.8%)
   20,000   Century Cable Holdings, LLC...........................................     7.61      12/31/09      19,991,450
   28,000   Charter Communications Operating, LLC.................................     8.15      03/18/08      27,787,480
   10,000   Charter Communications Operating, LLC.................................     8.18      09/18/08       9,931,600
    3,474   Classic Cable, Inc....................................................   8.69-9.69   01/31/08       3,098,874
    5,862   Classic Cable, Inc....................................................   8.69-9.69   01/31/08       5,488,149
   25,000   Insight Midwest Holdings, LLC.........................................     8.19      12/31/09      25,153,000
   15,000   RCN Corp..............................................................     8.94      06/03/07      14,031,750
                                                                                                           --------------
                                                                                                              105,482,303
                                                                                                           --------------
            CASINO/GAMING (0.8%)
    5,315   Alliance Gaming Corp..................................................  9.82-10.72   01/31/05       5,063,762
    2,119   Alliance Gaming Corp..................................................  9.54-10.07   07/31/05       2,061,029
    3,636   Ameristar Casinos, Inc................................................     9.25      12/20/06       3,644,948
    3,116   Ameristar Casinos, Inc................................................     9.50      12/20/07       3,124,241
    5,000   Harrah's Jazz Co......................................................     8.00      04/30/05       4,244,650
    2,647   Isle of Capri Casinos, Inc............................................   8.22-8.41   03/02/06       2,657,201
    2,316   Isle of Capri Casinos, Inc............................................  9.98-10.07   03/02/07       2,325,050
                                                                                                           --------------
                                                                                                               23,120,881
                                                                                                           --------------
            CELLULAR TELEPHONE (4.5%)
    8,400   American Cellular Corp................................................     8.28      03/31/08       8,375,388
    9,600   American Cellular Corp................................................     8.53      03/31/09       9,571,872

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
 $ 16,393   Centennial Puerto Rico Operating Corp.................................   8.08-8.27%  05/31/07  $   16,358,541
   10,166   Centennial Puerto Rico Operating Corp.................................   8.26-8.46   11/30/07      10,147,427
    4,937   Dobson Operating Co., L.L.C...........................................     8.06      12/31/07       4,870,646
   14,851   Dobson Operating Co., L.L.C...........................................     8.28      03/31/08      14,751,208
   35,602   Microcell Connexions, Inc.............................................   7.90-8.40   03/01/06      35,586,537
   12,500   Rural Cellular Corp...................................................     9.47      10/03/08      12,379,500
   12,500   Rural Cellular Corp...................................................     9.72      04/03/09      12,379,500
                                                                                                           --------------
                                                                                                              124,420,619
                                                                                                           --------------
            CHEMICALS: MAJOR DIVERSIFIED (1.0%)
    9,875   Georgia Gulf Corp.....................................................     7.88      11/12/06       9,918,253
    7,481   Hercules Inc..........................................................  8.27-10.25   11/15/05       7,474,218
   10,000   Huntsman Corp.........................................................     8.75      12/31/05       9,587,500
                                                                                                           --------------
                                                                                                               26,979,971
                                                                                                           --------------
            CHEMICALS: SPECIALTY (1.8%)
    7,350   Huntsman ICI Chemicals LLC............................................   8.19-9.44   06/30/07       7,392,262
    7,350   Huntsman ICI Chemicals LLC............................................   8.50-8.88   06/30/08       7,392,263
    5,294   Lyondell Chemical Company.............................................     8.81      06/30/05       5,327,781
    6,773   Pioneer America Acqusitions Corp. (b).................................  11.25-11.75  12/05/06       3,765,510
    8,000   Pioneer Americas, Inc. (b)............................................  11.63-12.13  12/05/06       4,448,000
    4,750   PMD Group, Inc........................................................     8.63      09/30/08       4,779,213
   10,000   RK Polymers LLC.......................................................     9.25      03/02/09       9,921,800
    7,682   Vining Industries, Inc................................................     7.84      03/31/05       7,079,832
                                                                                                           --------------
                                                                                                               50,106,661
                                                                                                           --------------
            COAL (0.3%)
   14,717   Quaker Coal Company, Inc. (b) (d).....................................     9.50      06/30/06       7,838,419
                                                                                                           --------------
            COMPUTER COMMUNICATIONS (0.6%)
   16,272   Acterna Corporation...................................................     8.15      09/30/07      16,158,548
                                                                                                           --------------
            COMPUTER PERIPHERALS (0.5%)
   14,925   Seagate Technology (US) Holdings, Inc.................................     8.25      11/22/06      14,863,509
                                                                                                           --------------
            COMPUTERS SOFTWARE AND SERVICES (0.2%)
    7,044   DecisionOne Corp. (b).................................................  9.58-11.41   04/18/05       6,691,339
                                                                                                           --------------
            CONSTRUCTION MATERIALS (0.5%)
    6,563   Dayton Superior Corp..................................................     8.81      06/01/08       6,587,109
    8,487   Onex ABCO Limited Partnership.........................................     9.14      11/15/05       8,362,747
                                                                                                           --------------
                                                                                                               14,949,856
                                                                                                           --------------
            CONSUMER SUNDRIES (1.5%)
    2,345   American Safety Razor Co..............................................  8.84-10.22   04/30/07       2,317,450
    8,113   Amscan Holdings, Inc..................................................   7.69-9.03   12/31/04       7,925,839

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
 $ 17,000   Jostens, Inc..........................................................     8.89%     05/03/08  $   17,079,730
      956   World Kitchen, Inc. (Revolver) (b)....................................   6.66-8.74   04/09/05         782,305
   15,680   World Kitchen, Inc. (b)...............................................   7.63-8.95   10/09/06      12,826,240
                                                                                                           --------------
                                                                                                               40,931,564
                                                                                                           --------------
            CONSUMER/BUSINESS SERVICES (1.9%)
    6,435   Bridge Information Systems,
              Inc. (b) (d)........................................................     10.75     05/29/03       1,077,878
    2,549   Bridge Information Systems, Inc. (Revolver) (b) (d)...................     10.75     05/29/03         426,884
   14,610   Bridge Information Systems,
              Inc. (b) (d)........................................................     11.00     05/29/05       2,447,155
   20,447   Buhrmann US Inc.......................................................     8.68      10/26/07      20,532,593
    8,204   InfoUSA, Inc..........................................................     11.00     06/30/06       8,103,818
    3,990   Iron Mountain, Inc....................................................   7.97-9.75   02/28/06       4,031,576
    9,140   Prime Succession, Inc. (b)............................................  9.44-11.00   08/29/03       9,151,294
    9,138   Rose Hills Co.........................................................     7.50      12/01/03       7,802,333
                                                                                                           --------------
                                                                                                               53,573,531
                                                                                                           --------------
            CONTAINERS/PACKAGING (2.9%)
   10,000   Crown Cork & Seal Co., Inc............................................     8.78      02/04/02      10,045,800
    1,750   Graham Packaging Co...................................................     8.31      01/31/06       1,613,141
    8,049   Graham Packaging Co...................................................  8.25-10.00   01/31/07       7,437,972
   10,000   Greif Bros. Corp......................................................     8.40      02/28/08      10,041,300
    9,000   Impress Metal Packaging Holdings B.V..................................     9.46      12/31/06       8,611,110
   14,000   LLS Corp..............................................................   8.76-9.12   07/31/06      13,960,660
    4,626   Nexpak Corp...........................................................   8.40-8.58   12/31/05       4,327,596
    4,626   Nexpak Corp...........................................................   8.65-8.83   12/31/06       4,339,440
    9,821   Pliant Corp...........................................................  9.31-10.75   05/31/08       8,832,901
    4,963   Tekni-Plex, Inc.......................................................     8.44      06/21/08       4,866,327
    6,990   United States Can Co..................................................  10.26-10.50  10/04/08       7,022,293
                                                                                                           --------------
                                                                                                               81,098,540
                                                                                                           --------------
            DISCOUNT STORES (0.5%)
   15,055   Tuesday Morning Corp..................................................     8.16      12/29/04      14,848,283
                                                                                                           --------------
            DIVERSIFIED - MANUFACTURING (0.9%)
   24,784   Dayco Products, LLC...................................................  8.37-10.07   05/31/07      24,627,028
                                                                                                           --------------
            DRUGSTORE CHAINS (0.8%)
    6,218   Duane Reade, Inc......................................................   8.44-8.69   02/15/05       6,210,176
   14,534   Duane Reade, Inc......................................................   8.44-8.69   02/15/06      14,524,599
                                                                                                           --------------
                                                                                                               20,734,775
                                                                                                           --------------
            EDUCATION (0.3%)
    9,117   Children's Discovery Centers of America...............................     10.13     06/30/05       9,220,212
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.4%)
 $  9,950   Western Resources, Inc................................................     8.03%     03/17/03  $   10,040,147
                                                                                                           --------------
            ELECTRONIC COMPONENTS (0.8%)
    7,253   Communications Instruments, Inc.......................................     9.13      03/15/04       6,957,338
    8,280   Dynamic Details, Inc..................................................     8.08      04/22/05       8,243,624
    6,965   Knowles Electronics, Inc..............................................   8.25-8.69   06/29/07       6,756,050
                                                                                                           --------------
                                                                                                               21,957,012
                                                                                                           --------------
            ELECTRONIC PRODUCTION EQUIPMENT (0.2%)
    5,561   Telex Communications, Inc.............................................     8.76      11/06/04       4,916,199
                                                                                                           --------------
            ENERGY (0.5%)
   15,000   AES Texas Funding III, LLC............................................     7.94      03/31/02      14,818,800
                                                                                                           --------------
            ENGINEERING & CONSTRUCTION (0.4%)
   14,925   Washington Group International, Inc. (b)..............................  8.25-10.25   07/07/07      10,656,450
                                                                                                           --------------
            ENTERTAINMENT & LEISURE (0.6%)
    7,500   MGM Studios, Inc......................................................     7.94      03/31/06       7,452,150
   10,000   Six Flags, Inc........................................................   8.34-8.54   09/30/05      10,073,100
                                                                                                           --------------
                                                                                                               17,525,250
                                                                                                           --------------
            ENVIRONMENTAL SERVICES (1.8%)
   18,715   Allied Waste Industries, Inc..........................................   7.69-7.81   07/30/06      18,545,007
   22,457   Allied Waste Industries, Inc..........................................  7.94-10.00   07/30/07      22,254,008
    6,353   Environmental Systems Products Holdings, Inc. (b).....................   8.90-9.45   12/31/04       5,717,020
    3,352   Environmental Systems Products Holdings, Inc. (b) (e).................     10.12     12/31/04       1,673,853
    3,600   Stericycle, Inc.......................................................   8.77-8.79   11/10/06       3,624,192
                                                                                                           --------------
                                                                                                               51,814,080
                                                                                                           --------------
            FINANCE - COMMERCIAL (0.3%)
    9,875   Outsourcing Solutions, Inc............................................     9.68      06/10/06       8,844,149
                                                                                                           --------------
            FINANCE/RENTAL/LEASING (2.3%)
   29,800   NationsRent, Inc. (b).................................................     11.00     07/20/06      24,298,920
    4,714   Rent-A-Center, Inc....................................................   7.06-7.40   01/31/06       4,680,764
    5,769   Rent-A-Center, Inc....................................................   7.15-7.51   01/31/07       5,728,713
   14,775   United Rentals, Inc...................................................   7.30-8.38   06/30/05      14,661,085
   12,935   United Rentals, Inc...................................................     7.71      06/30/06      12,765,293
                                                                                                           --------------
                                                                                                               62,134,775
                                                                                                           --------------
            FINANCIAL PUBLISHING/SERVICES (0.3%)
    7,885   Merrill Communications LLC (b)........................................     11.31     11/23/07       6,875,819
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
            FOOD RETAIL (1.2%)
 $ 11,089   Big V Supermarkets, Inc. (b) (d)......................................     10.63%    08/10/03  $    9,617,614
    4,472   Big V Supermarkets, Inc. (b) (d)......................................     10.88     11/10/03       3,878,419
   20,000   Winn-Dixie Stores, Inc................................................     9.75      03/28/07      20,100,000
                                                                                                           --------------
                                                                                                               33,596,033
                                                                                                           --------------
            FOOD & BEVERAGES (1.6%)
    8,006   Aurora Foods, Inc.....................................................     8.58      06/30/05       7,622,063
    4,610   Aurora Foods, Inc. (Revolver).........................................   8.48-8.78   06/30/05       4,298,046
    6,895   Aurora Foods, Inc.....................................................     9.08      09/30/06       6,603,686
    8,098   B & G Foods, Inc......................................................     10.72     03/31/06       7,692,199
    3,375   CP Kelco ApS & CP Kelco US............................................     10.15     03/31/08       3,267,000
    1,125   CP Kelco ApS & CP Kelco US............................................     10.40     09/30/08       1,089,000
    7,361   Eagle Family Foods, Inc...............................................  8.91-10.29   12/31/05       6,991,942
    7,621   Merisant Company......................................................     8.20      03/31/07       7,608,193
                                                                                                           --------------
                                                                                                               45,172,129
                                                                                                           --------------
            HOME BUILDING (1.1%)
    3,843   Atrium Companies, Inc.................................................     9.98      06/30/05       3,822,013
    6,083   Atrium Companies, Inc.................................................  9.98-10.23   06/30/06       6,049,983
   10,890   Formica Corp..........................................................  8.36-10.20   04/30/06      10,335,917
    9,925   Therma-Tru Holdings, Inc..............................................     9.06      05/09/07       9,962,020
                                                                                                           --------------
                                                                                                               30,169,933
                                                                                                           --------------
            HOME FURNISHINGS (0.2%)
    4,199   Sleepmaster L.L.C.....................................................     9.09      12/31/06       4,166,534
                                                                                                           --------------
            HOSPITAL/NURSING MANAGEMENT (2.4%)
    5,907   Columbia - HealthOne, LLC.............................................     8.59      06/30/05       5,905,065
    6,575   Community Health Systems, Inc.........................................     8.22      12/31/03       6,553,776
    6,575   Community Health Systems, Inc.........................................     8.72      12/31/04       6,554,827
    4,849   Community Health Systems, Inc.........................................     8.97      12/31/05       4,836,890
    8,023   FHC Health Systems, Inc...............................................     8.54      04/30/05       7,948,831
    8,023   FHC Health Systems, Inc...............................................     8.79      04/30/06       8,003,629
    4,150   GEAC/Multicare Co., Inc. (b) (d)......................................     9.00      09/30/04       3,668,744
    1,376   GEAC/Multicare Co., Inc. (b) (d)......................................     9.25      06/01/05       1,216,659
    4,289   Genesis Health Ventures, Inc. (b) (d).................................     8.73      09/30/04       3,791,545
    4,268   Genesis Health Ventures, Inc. (b) (d).................................     8.98      06/01/05       3,772,949
    9,468   Interim Healthcare, Inc. (b)..........................................     10.00     02/29/04       3,342,275
    3,495   Interim Healthcare, Inc. (b)..........................................     10.50     02/28/05       1,233,697
    2,951   Magellan Health Services, Inc.........................................     8.81      02/12/05       2,941,298
    2,951   Magellan Health Services, Inc.........................................     9.06      02/12/06       2,941,298
    3,704   Ventas Realty, Limited Partnership....................................     9.38      12/31/05       3,593,486
                                                                                                           --------------
                                                                                                               66,304,969
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
            HOTELS/RESORTS (1.7%)
 $  2,007   Meristar Hospitality Operating Partnership, L.P.......................     7.13%     01/31/04  $    2,009,597
   11,677   Strategic Hotel Funding, L.L.C........................................     8.90      11/16/04      11,750,065
    1,941   Sunburst Hospitality Corp.............................................     9.01      01/04/03       1,940,931
    6,923   Sunburst Hospitality Corp.............................................     9.01      12/31/05       6,925,223
    9,492   Wyndham International, Inc............................................     10.06     06/30/04       9,445,511
   15,000   Wyndham International, Inc............................................     9.56      06/30/06      14,884,650
                                                                                                           --------------
                                                                                                               46,955,977
                                                                                                           --------------
            INDUSTRIAL MACHINERY (1.8%)
    9,930   Flowserve Corp........................................................   8.44-8.75   06/30/08       9,944,923
    8,449   Formax, Inc...........................................................   7.63-9.25   06/30/05       8,298,784
    4,925   Mueller Group, Inc....................................................   8.95-9.30   08/16/06       4,952,679
    4,925   Mueller Group, Inc....................................................   9.20-9.55   08/16/07       4,953,466
    3,970   Mueller Group, Inc....................................................   9.20-9.39   08/16/07       3,997,314
    9,900   SPX Corp..............................................................   7.31-7.56   12/31/06       9,931,680
    7,000   SPX Corp..............................................................     7.75      12/31/07       7,035,000
                                                                                                           --------------
                                                                                                               49,113,846
                                                                                                           --------------
            INDUSTRIAL SPECIALTIES (1.7%)
   10,792   Advanced Glassfiber Yarns, LLC........................................     8.41      09/30/05      10,815,375
    4,561   Jet Plastica Industries, Inc..........................................     8.00      12/31/02       4,044,208
    8,845   Jet Plastica Industries, Inc..........................................     8.50      12/31/04       7,808,804
    1,648   Jet Plastica Industries, Inc. (Revolver)..............................   8.00-9.25   12/31/04       1,454,979
    7,406   MetoKote Corp.........................................................   8.88-8.94   11/02/05       6,927,880
   15,566   Panolam Industries International, Inc. and Panolam Industries, Ltd....  8.31-10.25   11/24/06      15,218,188
                                                                                                           --------------
                                                                                                               46,269,434
                                                                                                           --------------
            INSURANCE BROKERS/SERVICES (0.4%)
    7,160   Acordia, Inc..........................................................     7.33      12/31/04       6,587,886
    2,790   Willis North America, Inc.............................................     7.41      11/19/07       2,792,902
    2,790   Willis North America, Inc.............................................     7.66      02/19/08       2,792,901
                                                                                                           --------------
                                                                                                               12,173,689
                                                                                                           --------------
            MEDICAL SPECIALTIES (1.2%)
    2,639   Alaris Medical Systems, Inc...........................................     9.06      11/01/03       2,517,696
    2,639   Alaris Medical Systems, Inc...........................................     9.06      11/01/04       2,513,342
    4,147   Alaris Medical Systems, Inc...........................................     9.06      05/01/05       3,960,962
    6,156   Dade Behring, Inc. (b)................................................   8.63-9.69   06/30/06       4,666,437
    6,156   Dade Behring, Inc. (b)................................................   8.63-9.94   06/30/07       4,666,438
    8,890   Inamed Corp...........................................................   8.65-9.70   01/31/05       8,884,589
    2,455   Medical Specialties Group, Inc. (b)...................................     8.58      06/30/01       1,472,727

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
 $  7,136   Medical Specialties Group, Inc. (b)...................................     9.33%     06/30/04  $    4,281,818
                                                                                                           --------------
                                                                                                               32,964,009
                                                                                                           --------------
            MISCELLANEOUS COMMERCIAL SERVICES (0.4%)
    9,925   Encompass Services Corp...............................................     8.49      05/10/07       9,868,328
                                                                                                           --------------
            MISCELLANEOUS MANUFACTURING (1.4%)
    9,976   Citation Corp.........................................................     8.88      12/01/07       9,490,250
    2,063   Desa International, Inc...............................................     8.44      11/26/03       1,855,136
    6,360   Desa International, Inc...............................................     8.44      11/26/04       5,678,948
    6,349   Doskocil Manufacturing Co. (b)........................................     9.50      09/30/04       6,349,263
   16,970   Insilco Technologies, Inc.............................................  8.71-10.50   08/25/07      15,904,963
                                                                                                           --------------
                                                                                                               39,278,560
                                                                                                           --------------
            MOVIES/ENTERTAINMENT (0.6%)
    9,440   Panavision, Inc.......................................................  8.49-10.13   03/31/05       8,482,784
    7,250   United Artists Theatre Co.............................................     9.39      02/02/05       6,960,000
                                                                                                           --------------
                                                                                                               15,442,784
                                                                                                           --------------
            MULTI-SECTOR COMPANIES (0.8%)
   22,850   Mafco Finance Corp....................................................     9.28      06/15/01      22,721,321
                                                                                                           --------------
            OFFICE EQUIPMENT/SUPPLIES (0.9%)
   14,738   Global Imaging Systems, Inc...........................................   8.22-8.34   06/30/06      14,499,342
   14,646   US Office Products Co. (b) (d)........................................     11.00     06/09/06      11,028,445
                                                                                                           --------------
                                                                                                               25,527,787
                                                                                                           --------------
            OILFIELD SERVICES/EQUIPMENT (0.3%)
    9,058   US Synthetic Corp.....................................................  8.97-10.48   05/31/05       8,466,735
                                                                                                           --------------
            OIL & GAS PIPELINES (0.3%)
    6,991   Transmontaigne, Inc...................................................     8.63      06/30/06       6,930,231
                                                                                                           --------------
            OTHER CONSUMER SERVICES (0.5%)
    7,778   PCA International, Inc................................................     9.41      08/25/05       7,157,967
    7,783   Volume - Services, Inc................................................  8.63-10.75   12/03/06       7,809,670
                                                                                                           --------------
                                                                                                               14,967,637
                                                                                                           --------------
            OTHER METALS/MINERALS (0.6%)
    9,789   Better Minerals & Aggregates Company..................................     9.44      09/30/07       9,425,795
    7,522   CII Carbon, Inc.......................................................     8.34      06/25/08       7,410,601
                                                                                                           --------------
                                                                                                               16,836,396
                                                                                                           --------------
            PHARMACEUTICALS: MAJOR (0.2%)
    5,000   Caremark RX, Inc......................................................     8.04      03/15/06       5,031,750
                                                                                                           --------------
            PHARMACEUTICALS: OTHER (0.6%)
   15,000   Advance Paradigm, Inc.................................................     8.98      10/02/07      15,079,650
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
            PRINTING/PUBLISHING (1.7%)
 $  5,827   Mail-Well I Corp......................................................   7.59-7.78%  02/22/07  $    5,647,007
   10,714   The Sheridan Group, Inc...............................................     9.00      01/30/05      10,011,813
   19,788   Vertis, Inc...........................................................  9.00-10.00   12/07/08      19,021,611
    3,212   Von Hoffman Press, Inc................................................     7.91      05/30/04       3,163,195
   10,443   Von Hoffman Press, Inc................................................     7.91      05/30/05      10,282,563
                                                                                                           --------------
                                                                                                               48,126,189
                                                                                                           --------------
            PUBLISHING: BOOKS/MAGAZINES (1.0%)
   10,697   Advanstar Communications, Inc.........................................     8.69      04/11/07      10,732,764
   10,000   American Media Operations, Inc........................................   8.41-8.56   04/01/07      10,039,100
    6,528   Ziff Davis Media, Inc.................................................  8.66-10.51   03/31/07       6,538,597
                                                                                                           --------------
                                                                                                               27,310,461
                                                                                                           --------------
            PUBLISHING: NEWSPAPERS (0.9%)
    4,850   21st Century Newspapers, Inc..........................................     8.25      09/15/05       4,825,750
   20,000   CanWest Media, Inc....................................................   8.90-9.15   05/15/08      20,027,600
                                                                                                           --------------
                                                                                                               24,853,350
                                                                                                           --------------
            PULP & PAPER (0.8%)
    7,253   Alabama Pine Pulp Co., Inc. (b).......................................     9.48      06/30/03       6,890,316
    3,873   Alabama Pine Pulp Co., Inc. (b) (e)...................................     0.00      06/30/05       1,312,232
    5,194   Alabama Pine Pulp Co., Inc. (b) (e)...................................     0.00      12/31/08         214,532
    7,417   Alabama River Newsprint Co. (Participation: Toronto
              Dominion Bank) (c)..................................................   6.89-7.31   12/31/02       6,843,569
    6,345   Crown Paper Co. (Revolver) (b)........................................     12.00     08/22/02       3,023,481
    8,082   Crown Paper Co. (b)...................................................     9.00      08/22/03       3,850,852
                                                                                                           --------------
                                                                                                               22,134,982
                                                                                                           --------------
            RECREATIONAL PRODUCTS/TOYS (0.8%)
    7,178   Ritvik Toys, Inc......................................................     8.71      02/08/03       6,653,472
    7,178   Ritvik Toys, Inc......................................................     8.71      02/08/04       6,460,955
      364   Spalding Holdings Corp................................................     8.57      09/30/03         313,611
    4,515   Spalding Holdings Corp. (Revolver)....................................  8.23-10.00   09/30/03       3,872,723
    1,828   Spalding Holdings Corp................................................     9.07      09/30/04       1,554,280
    1,828   Spalding Holdings Corp................................................     9.57      09/30/05       1,563,071
    1,052   Spalding Holdings Corp................................................     10.07     03/30/06         904,959
                                                                                                           --------------
                                                                                                               21,323,071
                                                                                                           --------------
            RESTAURANTS (0.1%)
    4,101   Captain D's Inc.......................................................   8.86-8.90   12/31/01       3,745,281
                                                                                                           --------------
            RETAIL-SPECIALTY (0.7%)
    7,413   CSK Auto, Inc.........................................................     8.63      10/31/03       6,801,337
    8,614   HMV Media Group PLC...................................................     8.31      02/25/06       7,690,481

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
 $  5,936   HMV Media Group PLC...................................................     10.20%    08/25/06  $    5,315,393
                                                                                                           --------------
                                                                                                               19,807,211
                                                                                                           --------------
            SEMICONDUCTORS (1.8%)
    8,978   AMI Semiconductor, Inc................................................  8.51-10.00   12/21/06       8,966,278
    6,275   Semiconductor Components Industries, LLC..............................     8.56      08/04/06       6,184,995
   16,758   Semiconductor Components Industries, LLC..............................   8.25-9.31   08/04/07      16,537,140
   19,933   Viasystems, Inc.......................................................   7.91-8.55   03/31/07      19,210,750
                                                                                                           --------------
                                                                                                               50,899,163
                                                                                                           --------------
            SERVICES TO THE HEALTH INDUSTRY (2.3%)
   11,194   Alliance Imaging, Inc.................................................     7.81      11/02/07      11,072,799
   13,806   Alliance Imaging, Inc.................................................     8.06      11/02/08      13,656,451
   18,709   Quest Diagnostics, Inc................................................   7.91-9.88   06/15/06      18,777,424
    4,750   Unilab Corp...........................................................     8.06      11/23/05       4,682,550
   14,189   Unilab Corp...........................................................     9.19      11/23/06      14,242,360
                                                                                                           --------------
                                                                                                               62,431,584
                                                                                                           --------------
            SPECIALTY INSURANCE (0.2%)
    2,400   BRW Acquisition, Inc..................................................     8.71      07/10/06       2,223,168
    2,400   BRW Acquisition, Inc..................................................     8.96      07/10/07       2,229,312
                                                                                                           --------------
                                                                                                                4,452,480
                                                                                                           --------------
            SPECIALTY STORES (1.7%)
    4,825   Caribbean Petroleum, LP...............................................     8.63      09/30/05       4,808,306
    2,952   Cumberland Farms, Inc. (Participation: Merrill Lynch & Co., Inc.)
              (c).................................................................     9.50      12/31/03       2,880,481
    7,359   Petro Stopping Centers, L.P...........................................     7.86      07/23/06       7,042,407
   19,408   The Pantry, Inc.......................................................     8.59      01/31/06      19,472,132
    1,512   The Pantry, Inc.......................................................     8.84      07/31/06       1,518,441
   12,000   TravelCenters of America, Inc.........................................     8.65      11/14/08      12,097,440
                                                                                                           --------------
                                                                                                               47,819,207
                                                                                                           --------------
            STEEL (0.8%)
   12,181   ISPAT Inland, L.P.....................................................     7.79      07/16/05      11,163,102
   12,181   ISPAT Inland, L.P.....................................................     8.29      07/16/06      11,269,318
                                                                                                           --------------
                                                                                                               22,432,420
                                                                                                           --------------
            TELECOMMUNICATION EQUIPMENT (2.4%)
   15,500   American Tower, L.P., American Towers, Inc. and ATC Teleports, Inc....     8.93      12/31/07      15,517,360
    3,743   Channel Master, Inc...................................................   7.73-8.49   10/10/05       3,734,698
    7,000   Crown Castle Operating Co.............................................     7.84      03/15/08       7,029,680
   21,000   Pinnacle Towers, Inc..................................................     8.15      06/30/07      20,868,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
 $ 21,563   Superior Telecom, Inc.................................................     9.56%     11/27/05  $   19,416,778
                                                                                                           --------------
                                                                                                               66,567,266
                                                                                                           --------------
            TELECOMMUNICATIONS (7.0%)
   22,000   360network holdings (USA) Inc.........................................     10.24     12/31/07      22,079,860
   10,526   Alaska Communications Systems Holdings, Inc...........................     7.94      11/14/07      10,493,474
    9,474   Alaska Communications Systems Holdings, Inc...........................     8.19      05/14/08       9,444,126
    7,406   Davel Financing Co., LLC..............................................     10.50     06/23/05         425,859
    7,433   Fairpoint Communications, Inc.........................................   7.75-9.19   03/31/06       7,286,087
    9,725   Fairpoint Communications, Inc.........................................   9.44-9.50   03/31/07       9,560,064
   20,000   Global Crossing Holdings, Ltd.........................................     8.03      06/30/06      20,023,400
   25,000   KMC Telecom, Inc......................................................     12.00     07/01/07      22,565,750
   10,000   Level 3 Communications, Inc...........................................     9.02      01/15/08       9,776,700
   20,000   McleodUSA Inc.........................................................     9.21      05/30/08      19,885,000
   16,667   Teligent Inc. (b).....................................................   7.99-9.63   06/30/06      10,366,667
    3,333   Teligent Inc. (Revolver) (b)..........................................     9.63      06/30/06       2,073,333
   30,000   WCI Capital Corp. (b).................................................     11.25     09/30/07      25,860,000
    6,250   XO Communications, Inc................................................   7.75-7.94   12/31/06       6,085,063
   17,000   XO Communications, Inc................................................     8.25      06/30/07      16,758,940
                                                                                                           --------------
                                                                                                              192,684,323
                                                                                                           --------------
            TEXTILES (0.8%)
    7,960   Globe Manufacturing, Inc. (b) (d).....................................     10.75     07/31/06       2,735,852
    3,793   Joan Fabrics Corp.....................................................     8.66      06/30/05       3,540,963
    1,963   Joan Fabrics Corp.....................................................     8.91      06/30/06       1,842,243
   10,755   Polymer Group, Inc....................................................     8.57      12/20/05      10,181,625
    3,980   Polymer Group, Inc....................................................     8.82      12/30/06       3,392,950
                                                                                                           --------------
                                                                                                               21,693,633
                                                                                                           --------------
            TRANSPORTATION (0.7%)
    9,875   Allied Worldwide, Inc.................................................     9.20      11/18/07       9,245,469
    5,217   Quality Distribution, Inc. (b)........................................     8.65      08/28/05       5,217,959
    4,461   Quality Distribution, Inc. (b)........................................   7.40-7.69   02/28/06       4,461,818
                                                                                                           --------------
                                                                                                               18,925,246
                                                                                                           --------------
            WIRELESS COMMUNICATIONS (6.3%)
   12,086   Arch Paging, Inc. (b).................................................     12.50     06/30/06       9,970,742
   15,000   Cook Inlet/Voicestream Operating Company..............................     8.88      12/31/08      15,234,300
   22,500   Nextel Finance Co.....................................................     8.79      06/30/08      22,168,125
   22,500   Nextel Finance Co.....................................................     9.03      12/31/08      22,168,125
   20,000   Nextel Partners Operating Corp........................................     10.96     01/29/08      20,150,000
   10,000   Nextel Partners Operating Corp........................................     10.75     07/29/08       9,954,200
   12,499   Powertel PCS, Inc.....................................................     7.94      12/31/08      12,286,730

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
 $ 10,664   Powertel PCS, Inc. (Participation: Goldman Sachs & Co.) (c)...........     7.94%     12/31/08  $   10,483,419
   15,000   VoiceStream PCS Holding L.L.C. & Omnipoint Finance, LLC...............     8.50      02/25/09      14,885,250
   25,000   VoiceStream PCS Holding L.L.C. & Omnipoint Finance, LLC...............     8.19      06/30/09      24,751,750
   12,500   Western Wireless Corp.................................................   7.81-8.38   09/30/08      12,536,500
                                                                                                           --------------
                                                                                                              174,589,141
                                                                                                           --------------

            TOTAL SENIOR COLLATERALIZED TERM LOANS
            (COST $2,656,888,251)........................................................................   2,503,039,337
                                                                                                           --------------

            SENIOR NOTES (b) (f) (0.3%)
            APPAREL/FOOTWEAR (0.0%)
    1,613   London Fog Industries, Inc............................................     10.00     02/27/03         629,121
                                                                                                           --------------
            CABLE/SATELLITE TV (0.3%)
    9,563   Supercanal Holdings S.A. (Argentina)..................................     11.25     10/12/02       7,880,297
                                                                                                           --------------

            TOTAL SENIOR NOTES
            (COST $11,452,484)...........................................................................       8,509,418
                                                                                                           --------------

NUMBER OF
  SHARES
----------
            COMMON STOCKS(b)(g) (0.1%)
            APPAREL/FOOTWEAR (0.0%)
  129,050   London Fog Industries, Inc. (Restricted)........................................................              --
                                                                                                              --------------
            AUTOMOTIVE AFTERMARKET (0.0%)
  100,632   Safelite Glass Corp.............................................................................          58,636
    6,793   Safelite Realty Corp............................................................................           3,958
                                                                                                              --------------
                                                                                                                      62,594
                                                                                                              --------------
            DATA PROCESSING SERVICES (0.1%)
  186,430   DecisionOne Corp................................................................................       1,414,286
                                                                                                              --------------
            ENVIRONMENTAL SERVICES (0.0%)
   19,445   Environmental Systems Products Holdings, Inc....................................................               2
                                                                                                              --------------
            MOVIES/ENTERTAINMENT (0.0%)
  230,095   United Artists Theatre Co.......................................................................         977,905
                                                                                                              --------------

            TOTAL COMMON STOCKS
            (COST $4,656,171)...............................................................................       2,454,787
                                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                  VALUE
-------------------------------------------------------------------------------------------------------------------
           NON-CONVERTIBLE PREFERRED STOCK (b) (e) (g) (0.0%)
           ENVIRONMENTAL SERVICES
   3,127   Environmental Systems Products Holdings, Inc.
             (COST $354)...........................................................................  $          313
                                                                                                     --------------

NUMBER OF                                                                                   EXPIRATION
 WARRANTS                                                                                      DATE
----------                                                                                  ----------
            WARRANT (b) (g) (0.0%)
            APPAREL/FOOTWEAR
   7,931    London Fog Industries, Inc. (Restricted)
              (COST $1,722,237)...........................................................   02/27/05               --
                                                                                                        --------------

PRINCIPAL
AMOUNT IN                                                                            COUPON  MATURITY
THOUSANDS                                                                             RATE     DATE
---------                                                                            ------  --------
           SHORT-TERM INVESTMENTS (7.8%)
           COMMERCIAL PAPER (h) (6.1%)
           FINANCE - AUTOMOTIVE (3.6%)
$100,000   Ford Motor Credit Co. (i)...............................................   4.92%  04/03/01      99,959,000
                                                                                                       --------------
           FINANCE - CONSUMER (2.5%)
  70,000   American Express Credit Corp............................................   4.98   04/12/01      69,883,800
                                                                                                       --------------

           TOTAL COMMERCIAL PAPER
           (COST $169,866,150).......................................................................     169,842,800
                                                                                                       --------------

           U.S. GOVERNMENT AGENCY (h) (0.4%)
  10,000   Federal Home Loan Mortgage Corp.
             (COST $9,998,575).....................................................   5.13   04/02/01       9,997,150
                                                                                                       --------------

           REPURCHASE AGREEMENTS (1.3%)
  15,000   Joint repurchase agreement account (dated 03/30/01; proceeds
             $15,006,627) (j)......................................................   5.30   04/02/01      15,000,000
  20,411   The Bank of New York (dated 03/30/01; proceeds $20,420,105) (k).........   5.13   04/02/01      20,411,388
                                                                                                       --------------

           TOTAL REPURCHASE AGREEMENTS
           (COST $35,411,388)........................................................................      35,411,388
                                                                                                       --------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $215,276,113).......................................................................     215,251,338
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED


                                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $2,889,995,610) (l)...............................................................   98.8%  $ 2,729,255,193

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    1.2        32,200,792
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,761,455,985
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

(a) Floating rate securities. Interest rates shown are those in effect at March 31, 2001.
(b)  Valued using fair value procedures - total aggregate value is $248,606,388.
(c) Participation interests were acquired through the financial institutions indicated parenthetically.
(d)  Non-income producing security; loan in default.
(e)  Payment-in-kind security.
(f)  Non-income producing security; note in default.
(g)  Non-income producing securities.
(h) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(i) A portion of this security is segregated in connection with unfunded loan commitments.
(j)  Collateralized by Federal Agency and U.S. Treasury obligations.
(k) Collateralized by $20,605,123 Federal Home Loan Bank 6.75% due 02/01/02 valued at $20,820,350.
(l) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,395,291 and the aggregate gross unrealized depreciation is $167,135,708, resulting in net unrealized depreciation of $160,740,417.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)


ASSETS:
Investments in securities, at value (cost $2,889,995,610)...................................  $2,729,255,193
Cash........................................................................................      15,093,216
Receivable for:
    Interest................................................................................      23,071,220
    Shares of beneficial interest sold......................................................       1,328,910
Prepaid expenses and other assets...........................................................         822,109
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,769,570,648
                                                                                              --------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................................................       2,033,790
    Dividends to shareholders...............................................................       1,257,714
    Administration fee......................................................................         602,383
Accrued expenses and other payables.........................................................         195,253
Deferred loan fees..........................................................................       4,025,523
Commitments and contingencies (Note 6)......................................................        --
                                                                                              --------------

     TOTAL LIABILITIES......................................................................       8,114,663
                                                                                              --------------

     NET ASSETS.............................................................................  $2,761,455,985
                                                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,954,686,338
Net unrealized depreciation.................................................................    (160,740,417)
Accumulated undistributed net investment income.............................................       7,388,190
Accumulated net realized loss...............................................................     (39,878,126)
                                                                                              --------------

     NET ASSETS.............................................................................  $2,761,455,985
                                                                                              ==============

NET ASSET VALUE PER SHARE,
  297,059,802 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)............           $9.30
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest......................................................................................  $134,323,564
Amendment and other loan fees.................................................................     6,498,638
Other.........................................................................................       146,082
                                                                                                ------------

     TOTAL INCOME.............................................................................   140,968,284
                                                                                                ------------

EXPENSES
Investment advisory fee.......................................................................    12,186,092
Administration fee............................................................................     3,613,377
Transfer agent fees and expenses..............................................................       541,231
Professional fees.............................................................................       386,306
Registration fees.............................................................................       162,413
Shareholder reports and notices...............................................................       160,290
Custodian fees................................................................................        69,875
Trustees' fees and expenses...................................................................         8,648
Other.........................................................................................        95,033
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    17,223,265

Less: expense offset..........................................................................       (54,138)
                                                                                                ------------

     NET EXPENSES.............................................................................    17,169,127
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   123,799,157
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.............................................................................   (26,205,140)
Net change in unrealized depreciation.........................................................  (107,913,019)
                                                                                                ------------

     NET LOSS.................................................................................  (134,118,159)
                                                                                                ------------

NET DECREASE..................................................................................  $(10,319,002)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX       FOR THE YEAR
                                                                          MONTHS ENDED          ENDED
                                                                         MARCH 31, 2001   SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..................................................  $  123,799,157     $  224,232,970
Net realized loss......................................................     (26,205,140)        (5,523,905)
Net change in unrealized depreciation..................................    (107,913,019)       (38,361,789)
                                                                         --------------     --------------

     NET INCREASE (DECREASE)...........................................     (10,319,002)       180,347,276

Dividends from net investment income...................................    (119,188,840)      (221,847,859)

Net increase from transactions in shares of beneficial interest........       6,634,213        411,871,174
                                                                         --------------     --------------

     NET INCREASE (DECREASE)...........................................    (122,873,629)       370,370,591

NET ASSETS:
Beginning of period....................................................   2,884,329,614      2,513,959,023
                                                                         --------------     --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $7,388,190 AND
    $2,777,873, RESPECTIVELY)..........................................  $2,761,455,985     $2,884,329,614
                                                                         ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income......................................................................  $   123,799,157
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in receivables and other assets related to operations.............................        1,895,707
Increase in payables related to operations.................................................         (198,653)
Net loan fees received.....................................................................        2,303,783
Amortization of loan fees..................................................................       (6,498,639)
Accretion of discounts.....................................................................         (362,775)
                                                                                             ---------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES.............................................      120,938,580
                                                                                             ---------------

CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Purchases of investments...................................................................     (406,271,576)
Principal repayments/sales of investments..................................................      246,127,952
Net sales/maturities of short-term investments.............................................      160,185,207
                                                                                             ---------------

     NET CASH PROVIDED BY INVESTING ACTIVITIES.............................................           41,583
                                                                                             ---------------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Shares of beneficial interest sold.........................................................      228,110,870
Shares tendered............................................................................     (268,543,425)
Dividends from net investment income (net of reinvested dividends of $51,148,272)..........      (68,154,347)
                                                                                             ---------------

     NET CASH USED FOR FINANCING ACTIVITIES................................................     (108,586,902)
                                                                                             ---------------

NET INCREASE IN CASH.......................................................................       12,393,261

CASH BALANCE AT BEGINNING OF PERIOD........................................................        2,699,955
                                                                                             ---------------

CASH BALANCE AT END OF PERIOD..............................................................  $    15,093,216
                                                                                             ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the borrower of the Senior Loan. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for these Senior Loans existed; (3) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (4) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding
$1.5 billion; 0.825% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; and 0.80% to the portion of daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% of the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended
March 31, 2001 aggregated $406,271,576 and $246,003,474, respectively.

Shares of the Trust are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

for repurchase pursuant to tender offers. For the six months ended March 31, 2001, the Investment Advisor has informed the Trust that it received approximately $2,784,000 in early withdrawal charges.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor, Administrator and Distributor, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,916. At March 31, 2001, the Trust had an accrued pension liability of $53,141 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. FEDERAL INCOME TAX STATUS

At September 30, 2000, the Trust had a net capital loss carryover of approximately $7,660,000 which will be available through September 30, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital loss of approximately $5,362,000 during fiscal 2000.

As of September 30, 2000, the Trust had temporary book/tax differences primarily attributable to post-October losses and tax adjustments on revolver loans held by the Trust.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     SHARES         AMOUNT
                                                                   -----------  --------------
Balance, September 30, 1999......................................  254,813,996  $2,536,180,953
Shares sold......................................................   60,576,915     595,266,193
Shares issued to shareholders for reinvestment of dividends......    9,863,237      96,880,027
Shares tendered (four quarterly tender offers)...................  (28,531,603)   (280,275,046)
                                                                   -----------  --------------
Balance, September 30, 2000......................................  296,722,545   2,948,052,127
Shares sold......................................................   23,423,380     224,029,364
Shares issued to shareholders for reinvestment of dividends......    5,363,959      51,148,272
Shares tendered (four quarterly tender offers)...................  (28,450,082)   (268,543,425)
                                                                   -----------  --------------
Balance, March 31, 2001..........................................  297,059,802  $2,954,686,338
                                                                   ===========  ==============

On April 26, 2001, the Trustees approved a tender offer to purchase up to 50 million shares of beneficial interest to commence on May 16, 2001.

6. COMMITMENTS AND CONTINGENCIES

As of March 31, 2001, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
--------                                                           -----------
Arena Brands, Inc................................................  $1,101,083
Aurora Foods, Inc................................................     432,109
Bridge Information Systems, Inc..................................     229,215
Crown Paper Co...................................................     407,901
Jet Plastica Industries, Inc.....................................   1,054,054
Spalding Holdings Corp...........................................   1,367,059
World Kitchen Consumer Products, Inc.............................      43,636
                                                                   ----------
                                                                   $4,635,057
                                                                   ==========

The total value of securities segregated for unfunded loan commitments was $10,995,490.

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                      FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED     ----------------------------------------------------------------
                                               MARCH 31, 2001       2000          1999          1998          1997         1996
---------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
SELECTED PER SHARE DATA:

Net asset value, beginning of period..........    $   9.72       $     9.87    $     9.91    $     9.95    $     9.94    $   9.99
                                                  --------       ----------    ----------    ----------    ----------    --------

Income (loss) from investment operations:
   Net investment income......................        0.41             0.82          0.70          0.71          0.75        0.74
   Net realized and unrealized loss...........       (0.44)           (0.16)        (0.05)        (0.03)       --           (0.04)
                                                  --------       ----------    ----------    ----------    ----------    --------

Total income (loss) from investment
 operations...................................       (0.03)            0.66          0.65          0.68          0.75        0.70
                                                  --------       ----------    ----------    ----------    ----------    --------

Less dividends from net investment income.....       (0.39)           (0.81)        (0.69)        (0.72)        (0.74)      (0.75)
                                                  --------       ----------    ----------    ----------    ----------    --------

Net asset value, end of period................    $   9.30       $     9.72    $     9.87    $     9.91    $     9.95    $   9.94
                                                  ========       ==========    ==========    ==========    ==========    ========

TOTAL RETURN+.................................      (0.41)%(1)         6.87%         6.72%         7.14%         7.78%       7.25%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................................        1.19%(2)         1.21%         1.22%         1.29%         1.40%       1.46%

Net investment income.........................        8.57%(2)         8.26%         7.02%         7.17%         7.53%       7.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.......  $2,761,456       $2,884,330    $2,513,959    $1,996,709    $1,344,603    $939,471

Portfolio turnover rate.......................          10%(1)           45%           44%           68%           86%         72%

---------------------

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
------------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
Mitchell M. Merin
PRESIDENT
Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
Sheila A. Finnerty
VICE PRESIDENT
Peter Gewirtz
ASSISTANT VICE PRESIDENT
Thomas F. Caloia
TREASURER

TRANSFER AGENT
------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
------------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR
------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
PRIME INCOME TRUST


[PICTURE]


SEMIANNUAL REPORT
MARCH 31, 2001